Consolidated Statements of Financial Position - USD ($) $ in Thousands	Aug. 31, 2018	Aug. 31, 2017
Current
Cash and cash equivalents	$ 3,017	$ 3,414
Restricted Cash - Waterberg	126	0
Marketable Securities	7,084	0
Amounts receivable	863	2,058
Prepaid expenses	226	645
Asset held for sale	0	69,889
Total current assets	11,316	76,006
Performance bonds	70	79
Exploration and evaluation assets	29,406	22,900
Property, plant and equipment	1,057	1,543
Total assets	41,849	100,528
Current
Accounts payable and other liabilities	3,572	16,443
Loan payable	0	46,305
Total current liabilities	3,572	62,748
Loans payable	42,291	43,821
Convertible notes	14,853	17,225
Warrant derivative	663	0
Total liabilities	61,379	123,794
SHAREHOLDERS EQUITY
Share capital	818,454	800,894
Contributed surplus	25,950	25,870
Accumulated other comprehensive loss	(159,742)	(170,505)
Deficit	(715,344)	(667,617)
Total shareholders equity attributable to shareholders of Platinum Group Metals Ltd.	(30,682)	(11,358)
Non-controlling interest	11,152	(11,908)
Total shareholders equity	(19,530)	(23,266)
Total liabilities and shareholders equity	$ 41,849	$ 100,528